Right of Use Asset and Operating Lease Liability- Schedule of cash flows of lease liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Cash flows from operating leases	$ 2,420	$ 2,092